Cost of Revenue - Summary of Cost of Revenue (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost of Revenue [Abstract]
Commission to car dealerships	¥ 203,845,998	$ 29,648,171	¥ 178,155,199	¥ 60,138,793
Staff cost	59,630,520	8,672,899	51,609,219	27,197,325
Staff incentive	71,538,976	10,404,913	64,820,841	25,222,277
Leasing interest	21,223,412	3,086,817
Others	73,820,131	10,736,693	91,468,663	57,485,979
Cost of revenue	¥ 430,059,037	$ 62,549,493	¥ 386,053,922	¥ 170,044,374